Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share
Schedule of earnings per share

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020
Profit for the year attributable to shareholders of the Parent (Thousands of Euros)	208,279	188,726	618,546
Weighted average number of ordinary shares outstanding	679,805,142	681,556,937	685,515,740
Basic earnings per share (Euros per share)	0.31	0.28	0.90

	Number of shares
	31/12/2022	31/12/2021	31/12/2020
Issued shares outstanding at 1 January	679,598,330	685,601,126	685,198,238
Effect of shares issued	—	—	—
Effect of treasury stock	206,812	(4,044,189)	317,502
Weighted average number of ordinary shares outstanding (basic) at 31 December	679,805,142	681,556,937	685,515,740

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020
Profit for the year attributable to shareholders of the Parent (Thousands of Euros)	208,279	188,726	618,546
Weighted average number of ordinary shares outstanding (diluted)	679,292,729	681,404,922	685,142,749
Diluted earnings per share (Euros per share)	0.31	0.28	0.90

	Number of shares
	31/12/2022	31/12/2021	31/12/2020
Ordinary shares outstanding at 1 January	679,598,330	685,601,126	685,198,238
Shares committed under RSU plan	(512,413)	(152,015)	(372,991)
Effect of shares issued	—	—	—
Effect of treasury stock	206,812	(4,044,189)	317,502
Weighted average number of ordinary shares outstanding (diluted) at 31 December	679,292,729	681,404,922	685,142,749